Note 15 - Stock-based Compensation - Restricted Stock Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restricted stock units outstanding (in shares)	88,711	69,890
Restricted stock units weighted average outstanding (in dollars per share)	$ 34.16	$ 35.75
Granted (in shares)	58,502	57,448
Weighted average grant date fair value, granted (in dollars per share)	$ 7.75	$ 33.65
Vested (in shares)	(44,744)	(29,338)
Weighted average grant date fair value, vested (in dollars per share)	$ 35.46	$ 37.75
Forfeited (in shares)	(19,691)	(9,289)
Weighted average grant date fair value, forfeited (in dollars per share)	$ 25.00	$ 31.56
Restricted stock units outstanding (in shares)	82,778	88,711
Restricted stock units weighted average outstanding (in dollars per share)	$ 16.97	$ 34.16